UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                12/31/02
                                                     -----------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wyser-Pratte Management Co., Inc.

Address:          63 Wall Street

                  New York, NY 10005





Form 13F File Number: 28-4502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:             Kurt N. Schacht
      --------------------------------------

Title:            Chief Administrative Officer

Phone:            (212) 495-5350

Signature, Place, and Date of Signing:


/s/Kurt N. Schacht
[Signature]

New York, NY

[City, State]

February 11, 2003

[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None





Form 13F Information Table Entry Total:


         5





Form 13F Information Table Value Total:

         $15,747 (thousands)






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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*ConocoPhillips                com              20825c104      697    14400 SH       SOLE                    14400
Fording Inc                    com              345426100     8803   420000 SH       SOLE                   420000
Northrop Grumman Corp          com              666807102     3544    36532 SH       SOLE                    36532
Taubman Centers Inc            com              876664103     2435   150000 SH       SOLE                   150000
PUT S&P 100 INDX JAN 400       put              36999w9m0      268     1785 SH       SOLE                     1785

* Note: Investment Advisor had identical short positions in these securities as of 12/31/2002
